Intangible Assets	6 Months Ended
Jun. 27, 2021
Intangible Assets, Net (Including Goodwill) [Abstract]
Intangible Assets
5.	INTANGIBLE ASSETS
Intangible assets consisted of the following:

	June 27, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$259,907	$(27,116)	$232,791
Tradenames	13,775	(3,726)	10,049
Technology	26,673	(7,858)	18,815

Total finite-lived intangible assets	$300,355	$(38,700)	$261,655

Indefinite-lived intangible assets:
Tradenames	$163,768	$—	$163,768

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$245,274	$(21,819)	$223,455
Tradenames	13,775	(3,369)	10,406
Technology	24,595	(6,674)	17,921

Total finite-lived intangible assets	$283,644	$(31,862)	$251,782

Indefinite-lived intangible assets:
Tradenames	$152,740	$—	$152,740
Amortization expense over the next five years is estimated to be:

2021 (excluding the twenty-six weeks ended June 27, 2021)	$7,131
2022	14,028
2023	13,866
2024	13,052
2025	13,016